UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6414

Name of Fund: MuniYield Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniYield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments

MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2006                    (In Thousands)

                              Face
State                       Amount   Municipal Bonds                                                                      Value
--------------------------------------------------------------------------------------------------------------------------------
Alabama - 1.6%             $ 2,500   Huntsville, Alabama, Health Care Authority Revenue Bonds, Series B, 5.75%
                                     due 6/01/2032                                                                     $   2,647
                       ---------------------------------------------------------------------------------------------------------
                             5,250   Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 5.50%
                                     due 1/01/2022                                                                         5,669
                       ---------------------------------------------------------------------------------------------------------
                             2,200   Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential
                                     Care Facility Revenue Bonds (Capstone Village, Inc. Project) Series A, 5.625%
                                     due 8/01/2025                                                                         2,207
--------------------------------------------------------------------------------------------------------------------------------
Arizona - 9.3%               5,825   Arizona State Transportation Board, Highway Revenue Bonds, Sub-Series A, 5%
                                     due 7/01/2021 (r)                                                                     6,174
                       ---------------------------------------------------------------------------------------------------------
                             7,030   Arizona State Transportation Board, Highway Revenue Bonds, Sub-Series A, 5%
                                     due 7/01/2022                                                                         7,425
                       ---------------------------------------------------------------------------------------------------------
                             5,240   Arizona State Transportation Board, Highway Revenue Bonds, Sub-Series A, 5%
                                     due 7/01/2023                                                                         5,523
                       ---------------------------------------------------------------------------------------------------------
                             3,400   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                     Project 1), Series A, 6.75% due 7/01/2029                                             3,414
                       ---------------------------------------------------------------------------------------------------------
                             5,000   Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (CRS Pine
                                     Ridge Housing Corporation), Series A-1, 6% due 10/20/2031 (e)(i)                      5,304
                       ---------------------------------------------------------------------------------------------------------
                             5,000   Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (CRS Pine
                                     Ridge Housing Corporation), Series A-1, 6.05% due 10/20/2036 (e)(i)                   5,256
                       ---------------------------------------------------------------------------------------------------------
                             5,800   Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                                     Airlines Inc. Project), AMT, 6.25% due 6/01/2019                                      4,818
                       ---------------------------------------------------------------------------------------------------------
                             6,900   Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                                     Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                      5,605
                       ---------------------------------------------------------------------------------------------------------
                             1,610   Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments LLC Project),
                                     6.25% due 7/20/2022 (i)                                                               1,743
                       ---------------------------------------------------------------------------------------------------------
                             1,425   Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments LLC Project),
                                     6.45% due 7/20/2032 (i)                                                               1,537
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniYield Fund Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT            Alternative Minimum Tax (subject to)
COP            Certificates of Participation
DRIVERS        Derivative Inverse Tax-Exempt Receipts
EDA            Economic Development Authority
GO             General Obligation Bonds
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDB            Industrial Development Board
IDR            Industrial Development Revenue Bonds
M/F            Multi-Family
PCR            Pollution Control Revenue Bonds
RITR           Residual Interest Trust Receipts
ROLS           Reset Option Long Securities
S/F            Single-Family
VRDN           Variable Rate Demand Notes

MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2006                    (In Thousands)

                              Face
State                       Amount   Municipal Bonds                                                                      Value
--------------------------------------------------------------------------------------------------------------------------------
                           $ 1,305   Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments LLC Project),
                                     6.55% due 7/20/2037 (i)                                                           $   1,411
                       ---------------------------------------------------------------------------------------------------------
                             1,400   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                     Project II), Series A, 6.75% due 7/01/2031                                            1,466
                       ---------------------------------------------------------------------------------------------------------
                             3,000   Vistancia Community Facilities District, Arizona, GO, 5.50% due 7/15/2020             3,017
                       ---------------------------------------------------------------------------------------------------------
                             2,125   Vistancia Community Facilities District, Arizona, GO, 5.75% due 7/15/2024             2,151
                       ---------------------------------------------------------------------------------------------------------
                             5,900   Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai Regional
                                     Medical Center), Series A, 6% due 8/01/2033                                           6,288
--------------------------------------------------------------------------------------------------------------------------------
Arkansas - 0.9%              2,000   University of Arkansas, University Construction Revenue Bonds (UAMS Campus),
                                     Series B, 5% due 11/01/2020 (k)                                                       2,121
                       ---------------------------------------------------------------------------------------------------------
                             1,600   University of Arkansas, University Construction Revenue Bonds (UAMS Campus),
                                     Series B, 5% due 11/01/2027 (k)                                                       1,673
                       ---------------------------------------------------------------------------------------------------------
                             1,000   University of Arkansas, University Revenue Refunding Bonds (UAMS Campus),
                                     Series A, 5% due 11/01/2014 (k)                                                       1,081
                       ---------------------------------------------------------------------------------------------------------
                             1,000   Washington County, Arkansas, Hospital Construction Revenue Refunding Bonds
                                     (Regional Medical Center), Series A, 5% due 2/01/2035                                 1,001
--------------------------------------------------------------------------------------------------------------------------------
California - 13.4%           8,760   California State, GO, 5% due 2/01/2033                                                8,992
                       ---------------------------------------------------------------------------------------------------------
                             2,000   California State Public Works Board, Lease Revenue Bonds (Department of
                                     Corrections), Series C, 5% due 6/01/2025                                              2,067
                       ---------------------------------------------------------------------------------------------------------
                             4,500   California State Public Works Board, Lease Revenue Bonds (Department of Mental
                                     Health - Coalinga State Hospital), Series A, 5.125% due 6/01/2029                     4,662
                       ---------------------------------------------------------------------------------------------------------
                             6,800   California State, Various Purpose, GO, 5.25% due 11/01/2025                           7,291
                       ---------------------------------------------------------------------------------------------------------
                            10,000   California State, Various Purpose, GO, 5% due 4/01/2031 (a)                          10,352
                       ---------------------------------------------------------------------------------------------------------
                             5,550   California State, Various Purpose, GO, 5.50% due 11/01/2033                           6,052
                       ---------------------------------------------------------------------------------------------------------
                             5,500   Golden State Tobacco Securitization Corporation of California, Tobacco
                                     Settlement Revenue Bonds, Series A-3, 7.875% due 6/01/2042                            6,610
                       ---------------------------------------------------------------------------------------------------------
                             7,500   Golden State Tobacco Securitization Corporation of California, Tobacco
                                     Settlement Revenue Bonds, Series A-4, 7.80% due 6/01/2042                             8,979
                       ---------------------------------------------------------------------------------------------------------
                            18,400   Los Angeles, California, Unified School District, GO, Series A, 5%
                                     due 7/01/2023 (h)                                                                    19,317
                       ---------------------------------------------------------------------------------------------------------
                             5,145   Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5%
                                     due 7/01/2022 (k)                                                                     5,411
                       ---------------------------------------------------------------------------------------------------------
                             7,465   University of California Revenue Bonds (Multiple Purpose Projects), Series Q,
                                     5% due 9/01/2021 (h)                                                                  7,845
--------------------------------------------------------------------------------------------------------------------------------
Colorado - 5.4%              3,245   Colorado Educational and Cultural Facilities Authority, Revenue Refunding Bonds
                                     (University of Denver Project), Series B, 5.25% due 3/01/2035 (d)                     3,481
                       ---------------------------------------------------------------------------------------------------------
                               400   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Series D-2, 6.90%
                                     due 4/01/2029                                                                           412
                       ---------------------------------------------------------------------------------------------------------

MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2006                    (In Thousands)

                              Face
State                       Amount   Municipal Bonds                                                                      Value
--------------------------------------------------------------------------------------------------------------------------------
                           $ 8,000   Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D, 7.75%
                                     due 11/15/2013 (a)(p)                                                             $   9,317
                       ---------------------------------------------------------------------------------------------------------
                             5,050   Denver, Colorado, Urban Renewal Authority, Tax Increment Revenue Bonds
                                     (Pavilions), AMT, 7.75% due 9/01/2016                                                 5,236
                       ---------------------------------------------------------------------------------------------------------
                             1,735   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                     Series A, 7.10% due 9/01/2014                                                         1,856
                       ---------------------------------------------------------------------------------------------------------
                             5,065   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                     Series A, 7.35% due 9/01/2031                                                         5,365
                       ---------------------------------------------------------------------------------------------------------
                             6,850   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                     (Public Improvement Fees), 8% due 12/01/2025                                          7,524
                       ---------------------------------------------------------------------------------------------------------
                             1,885   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                     (Public Improvement Fees), 8.125% due 12/01/2025                                      1,876
--------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.7%           5,000   Bridgeport, Connecticut, Senior Living Facilities Revenue Bonds (3030 Park
                                     Retirement Community Project), 7.25% due 4/01/2035                                    4,233
                       ---------------------------------------------------------------------------------------------------------
                               525   Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC Project), AMT,
                                     7.35% due 4/01/2010                                                                     533
--------------------------------------------------------------------------------------------------------------------------------
Delaware - 0.3%              2,000   New Castle County, Delaware, PCR (General Motors Corporation Project), VRDN, 8%
                                     due 10/01/2008 (n)                                                                    2,000
--------------------------------------------------------------------------------------------------------------------------------
Florida - 5.5%              11,500   Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds
                                     (National Gypsum), AMT, Series A, 7.125% due 4/01/2030                               12,768
                       ---------------------------------------------------------------------------------------------------------
                             5,000   Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National
                                     Gypsum), AMT, Series B, 7.125% due 4/01/2030                                          5,551
                       ---------------------------------------------------------------------------------------------------------
                             4,705   Lee County, Florida, Revenue Bonds, 5% due 10/01/2022 (a)                             4,979
                       ---------------------------------------------------------------------------------------------------------
                             5,450   Midtown Miami, Florida, Community Development District, Special Assessment
                                     Revenue Bonds, Series B, 6.50% due 5/01/2037                                          5,889
                       ---------------------------------------------------------------------------------------------------------
                             1,100   Orange County, Florida, Health Facilities Authority, Health Care Revenue
                                     Refunding Bonds (Orlando Lutheran Towers), 5.375% due 7/01/2020                       1,098
                       ---------------------------------------------------------------------------------------------------------
                             2,500   Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue
                                     Bonds (JetBlue Airways Corp.), AMT, 6.50% due 11/15/2036                              2,501
                       ---------------------------------------------------------------------------------------------------------
                             3,000   Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25% due 7/01/2028          3,016
--------------------------------------------------------------------------------------------------------------------------------
Georgia - 1.7%               4,600   Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90%
                                     due 12/01/2024                                                                        4,975
                       ---------------------------------------------------------------------------------------------------------
                             2,285   Brunswick & Glynn County, Georgia, Development Authority, First Mortgage Revenue
                                     Bonds (Coastal Community Retirement Corporation Project), Series A, 7.125%
                                     due 1/01/2025                                                                         2,318
                       ---------------------------------------------------------------------------------------------------------
                             3,595   Brunswick & Glynn County, Georgia, Development Authority, First Mortgage Revenue
                                     Bonds (Coastal Community Retirement Corporation Project), Series A, 7.25%
                                     due 1/01/2035                                                                         3,644
--------------------------------------------------------------------------------------------------------------------------------
Idaho - 1.6%                   290   Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds, AMT, Senior Series
                                     C-2, 7.15% due 7/01/2023                                                                293
                       ---------------------------------------------------------------------------------------------------------

MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2006                    (In Thousands)

                              Face
State                       Amount   Municipal Bonds                                                                      Value
--------------------------------------------------------------------------------------------------------------------------------
                           $10,000   Power County, Idaho, Industrial Development Corporation, Solid Waste Disposal
                                     Revenue Bonds (FMC Corporation Project), AMT, 6.45% due 8/01/2032                 $  10,486
--------------------------------------------------------------------------------------------------------------------------------
Illinois - 6.3%                725   Beardstown, Illinois, IDR (Jefferson Smurfit Corp. Project), 8% due 10/01/2016          749
                       ---------------------------------------------------------------------------------------------------------
                             1,000   Bolingbrook, Illinois, Special Services Area Number 1, Special Tax Bonds (Forest
                                     City Project), 5.90%* due 9/01/2007                                                     917
                       ---------------------------------------------------------------------------------------------------------
                             9,300   Chicago, Illinois, O'Hare International Airport, General Revenue Bonds, 3rd
                                     Lien, Series A, 5% due 1/01/2029 (k)                                                  9,668
                       ---------------------------------------------------------------------------------------------------------
                            13,200   Chicago, Illinois, O'Hare International Airport Revenue Bonds, 3rd Lien, AMT,
                                     Series B-2, 6% due 1/01/2029 (q)                                                     14,654
                       ---------------------------------------------------------------------------------------------------------
                             3,915   Chicago, Illinois, O'Hare International Airport, Special Facility Revenue
                                     Refunding Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                3,784
                       ---------------------------------------------------------------------------------------------------------
                                45   Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series B, 7.625%
                                     due 9/01/2027 (f)(g)(i)                                                                  45
                       ---------------------------------------------------------------------------------------------------------
                             3,285   Illinois Development Finance Authority Revenue Bonds (Presbyterian Home Lake
                                     Project), Series B, 6.30% due 9/01/2022 (h)                                           3,401
                       ---------------------------------------------------------------------------------------------------------
                             1,750   Illinois State Finance Authority Revenue Bonds (Friendship Village of
                                     Schaumburg), Series A, 5.625% due 2/15/2037                                           1,759
                       ---------------------------------------------------------------------------------------------------------
                             2,155   Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place
                                     Project), Series A, 6% due 5/15/2037                                                  2,159
                       ---------------------------------------------------------------------------------------------------------
                             4,000   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax
                                     Revenue Bonds (McCormick Place Expansion), Series A, 5.50% due 6/15/2023 (k)          4,359
--------------------------------------------------------------------------------------------------------------------------------
Indiana - 0.5%               2,850   Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series A, 5%
                                     due 1/01/2029 (d)                                                                     2,958
--------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.2%                1,250   Lenexa, Kansas, Health Care Facility Revenue Bonds (Lakeview Village Inc.),
                                     Series C, 6.875% due 5/15/2032                                                        1,345
--------------------------------------------------------------------------------------------------------------------------------
Kentucky - 0.5%              3,000   Kentucky Economic Development Finance Authority, Health System Revenue Refunding
                                     Bonds (Norton Healthcare Inc.), Series A, 6.625% due 10/01/2028                       3,263
--------------------------------------------------------------------------------------------------------------------------------
Louisiana - 4.0%             6,750   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                     Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036          6,907
                       ---------------------------------------------------------------------------------------------------------
                            19,000   Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company Project),
                                     6.50% due 1/01/2017                                                                  19,430
--------------------------------------------------------------------------------------------------------------------------------
Maryland - 3.7%              5,615   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A,
                                     5.25% due 9/01/2039 (q)                                                               6,001
                       ---------------------------------------------------------------------------------------------------------
                             1,920   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Sub-Series B, 5.875%
                                     due 9/01/2039                                                                         1,994
                       ---------------------------------------------------------------------------------------------------------
                             3,000   Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                                     (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                              3,041
                       ---------------------------------------------------------------------------------------------------------

MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2006                    (In Thousands)

                              Face
State                       Amount   Municipal Bonds                                                                      Value
--------------------------------------------------------------------------------------------------------------------------------
                           $ 6,375   Maryland State Health and Higher Educational Facilities Authority, Revenue
                                     Refunding Bonds (Peninsula Regional Medical Center), 5% due 7/01/2036             $   6,520
                       ---------------------------------------------------------------------------------------------------------
                             4,000   Maryland State Health and Higher Educational Facilities Authority, Revenue
                                     Refunding Bonds (University of Maryland Medical System), 6% due 7/01/2032             4,340
                       ---------------------------------------------------------------------------------------------------------
                               500   Maryland State Industrial Development Financing Authority, Economic Development
                                     Revenue Bonds (Our Lady of Good Counsel School), Series A, 6% due 5/01/2035             520
                       ---------------------------------------------------------------------------------------------------------
                             1,500   Prince Georges County, Maryland, Special Obligation Bonds (National Harbor
                                     Project), 5.20% due 7/01/2034                                                         1,510
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 9.6%         6,640   Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                     Senior Series A, 5% due 7/01/2032                                                     6,838
                       ---------------------------------------------------------------------------------------------------------
                            10,000   Massachusetts State, Consolidated Loan, GO, Series C, 5% due 9/01/2022               10,585
                       ---------------------------------------------------------------------------------------------------------
                             3,500   Massachusetts State Development Finance Agency, Human Service Provider Revenue
                                     Bonds (Seven Hills Foundation & Affiliates), 5% due 9/01/2035 (m)                     3,564
                       ---------------------------------------------------------------------------------------------------------
                             1,700   Massachusetts State Development Finance Agency Revenue Bonds (WGBH Educational
                                     Foundation), Series A, 5.375% due 1/01/2042 (a)                                       1,822
                       ---------------------------------------------------------------------------------------------------------
                             2,750   Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Western
                                     New England College), Series A, 5% due 9/01/2033 (b)                                  2,832
                       ---------------------------------------------------------------------------------------------------------
                             6,250   Massachusetts State Health and Educational Facilities Authority, Revenue Bonds
                                     (University of Massachusetts Memorial Healthcare), Series D, 5% due 7/01/2033         6,176
                       ---------------------------------------------------------------------------------------------------------
                            19,330   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                     Series A, 5% due 8/15/2030 (h)                                                       20,225
                       ---------------------------------------------------------------------------------------------------------
                            10,000   Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25%
                                     due 1/01/2014 (d)(l)                                                                 10,954
--------------------------------------------------------------------------------------------------------------------------------
Michigan - 1.3%              6,060   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                                     (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034                     6,139
                       ---------------------------------------------------------------------------------------------------------
                             2,500   Michigan State Strategic Fund, PCR, Refunding (General Motors Corp.), 6.20%
                                     due 9/01/2020                                                                         2,100
--------------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.9%               420   Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills Project),
                                     Series A, 6% due 8/20/2021 (i)                                                          459
                       ---------------------------------------------------------------------------------------------------------
                             2,000   Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills Project),
                                     Series A, 6.20% due 2/20/2043 (i)                                                     2,159
                       ---------------------------------------------------------------------------------------------------------
                               960   Minneapolis, Minnesota, M/F Housing Revenue Bonds (Gaar Scott Loft Project),
                                     AMT, 5.95% due 5/01/2030                                                              1,003
                       ---------------------------------------------------------------------------------------------------------
                             1,000   Minnesota State Municipal Power Agency, Electric Revenue Bonds, 5%
                                     due 10/01/2030                                                                        1,022
                       ---------------------------------------------------------------------------------------------------------
                             1,500   Minnesota State Municipal Power Agency, Electric Revenue Bonds, 5%
                                     due 10/01/2035                                                                        1,530
--------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.5%                230   Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds
                                     (Gravois Bluffs), 6.75% due 10/01/2015                                                  231
                       ---------------------------------------------------------------------------------------------------------

MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2006                    (In Thousands)

                              Face
State                       Amount   Municipal Bonds                                                                      Value
--------------------------------------------------------------------------------------------------------------------------------
                           $ 2,800   Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds
                                     (Gravois Bluffs), 7% due 10/01/2021                                               $   2,994
                       ---------------------------------------------------------------------------------------------------------
                               160   Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds,
                                     Homeownership, AMT, Series B, 7.55% due 9/01/2027 (g)(i)                                160
--------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.3%                865   Lincoln, Nebraska, Sanitation and Sewer Revenue Bonds, 4.25% due 6/15/2024              847
                       ---------------------------------------------------------------------------------------------------------
                               905   Lincoln, Nebraska, Sanitation and Sewer Revenue Bonds, 4.25% due 6/15/2025              882
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.6%         3,425   New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds
                                     (Elliot Hospital), Series B, 5.60% due 10/01/2022                                     3,621
--------------------------------------------------------------------------------------------------------------------------------
New Jersey - 18.5%          11,435   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                     11,914
                       ---------------------------------------------------------------------------------------------------------
                               710   New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A,
                                     5.75% due 1/01/2025                                                                     723
                       ---------------------------------------------------------------------------------------------------------
                               230   New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A,
                                     5.875% due 1/01/2037                                                                    235
                       ---------------------------------------------------------------------------------------------------------
                             3,000   New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home), Series A,
                                     6.375% due 11/01/2031                                                                 3,126
                       ---------------------------------------------------------------------------------------------------------
                            20,000   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5%
                                     due 7/01/2029 (k)                                                                    20,821
                       ---------------------------------------------------------------------------------------------------------
                             4,400   New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                     Facility), Series A, 7.25% due 11/15/2031                                             4,765
                       ---------------------------------------------------------------------------------------------------------
                             8,825   New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.25%
                                     due 3/01/2023                                                                         9,436
                       ---------------------------------------------------------------------------------------------------------
                             1,585   New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.25%
                                     due 3/01/2026                                                                         1,684
                       ---------------------------------------------------------------------------------------------------------
                             3,905   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                     Project), AMT, 6.25% due 9/15/2019                                                    3,679
                       ---------------------------------------------------------------------------------------------------------
                            14,000   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                     Project), AMT, 6.25% due 9/15/2029                                                   12,948
                       ---------------------------------------------------------------------------------------------------------
                             3,680   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack
                                     Valley Hospital Association), 6.625% due 7/01/2036                                    3,674
                       ---------------------------------------------------------------------------------------------------------
                             1,400   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                     (Pascack Valley Hospital Association), 5.125% due 7/01/2028                           1,163
                       ---------------------------------------------------------------------------------------------------------
                             9,715   New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Bonds, Series D, 5% due 6/15/2019 (h)                                        10,350
                       ---------------------------------------------------------------------------------------------------------
                             9,410   New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Bonds, Series D, 5% due 6/15/2020                                             9,928
                       ---------------------------------------------------------------------------------------------------------
                             4,360   Port Authority of New York and New Jersey, Revenue Refunding Bonds, DRIVERS,
                                     AMT, Series 177, 8.63% due 10/15/2032 (k)(o)                                          4,778
                       ---------------------------------------------------------------------------------------------------------

MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2006                    (In Thousands)

                              Face
State                       Amount   Municipal Bonds                                                                      Value
--------------------------------------------------------------------------------------------------------------------------------
                           $20,575   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds,
                                     DRIVERS, AMT, Series 192, 8.13% due 12/01/2025 (k)(o)                             $  22,011
--------------------------------------------------------------------------------------------------------------------------------
New York - 18.1%             2,200   Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint
                                     Francis Hospital), Series A, 7.50% due 3/01/2029                                      2,399
                       ---------------------------------------------------------------------------------------------------------
                             5,595   Metropolitan Transportation Authority, New York, Commuter Facilities Revenue
                                     Bonds, RITR, Series 9, 8.82% due 7/01/2006 (d)(l)(o)                                  5,949
                       ---------------------------------------------------------------------------------------------------------
                            11,000   Metropolitan Transportation Authority, New York, Transportation Revenue
                                     Refunding Bonds, Series F, 5% due 11/15/2035                                         11,317
                       ---------------------------------------------------------------------------------------------------------
                             1,250   New York City, New York, City IDA, Special Facility Revenue Bonds (British
                                     Airways PLC Project), AMT, 7.625% due 12/01/2032                                      1,362
                       ---------------------------------------------------------------------------------------------------------
                            14,000   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                     System, Revenue Refunding Bonds, 5.50% due 6/15/2010 (l)                             15,296
                       ---------------------------------------------------------------------------------------------------------
                            10,000   New York City, New York, GO, Refunding, Trust Receipts, Series R, 9.402%
                                     due 5/15/2014 (d)(o)                                                                 12,322
                       ---------------------------------------------------------------------------------------------------------
                            10,000   New York City, New York, GO, Series M, 5% due 4/01/2021                              10,487
                       ---------------------------------------------------------------------------------------------------------
                             2,500   New York City, New York, GO, Series O, 5% due 6/01/2033                               2,569
                       ---------------------------------------------------------------------------------------------------------
                             6,500   New York Liberty Development Corporation, Revenue Bonds (Goldman Sachs
                                     Headquarters), 5.25% due 10/01/2035                                                   7,202
                       ---------------------------------------------------------------------------------------------------------
                             5,000   New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                                     Series A, 6.75% due 7/01/2020                                                         5,408
                       ---------------------------------------------------------------------------------------------------------
                               315   New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                                     Series A, 6.50% due 7/01/2025                                                           334
                       ---------------------------------------------------------------------------------------------------------
                             5,000   New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
                                     (Education), Series F, 5% due 3/15/2035                                               5,166
                       ---------------------------------------------------------------------------------------------------------
                             8,360   New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds
                                     (Department of Health), Series A, 5% due 7/01/2023 (c)                                8,789
                       ---------------------------------------------------------------------------------------------------------
                             2,500   Suffolk County, New York, IDA, IDR, Refunding (Nissequogue Cogeneration Partners
                                     Facility), AMT, 5.50% due 1/01/2023                                                   2,319
                       ---------------------------------------------------------------------------------------------------------
                             9,400   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                     5.50% due 6/01/2021                                                                  10,307
                       ---------------------------------------------------------------------------------------------------------
                            10,000   Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds,
                                     5.25% due 11/15/2030                                                                 10,575
                       ---------------------------------------------------------------------------------------------------------
                             3,450   Westchester County, New York, IDA, Continuing Care Retirement Mortgage Revenue
                                     Bonds (Kendal on Hudson Project), Series A, 6.375% due 1/01/2024                      3,667
                       ---------------------------------------------------------------------------------------------------------
                             2,895   Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue
                                     Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                       3,087
--------------------------------------------------------------------------------------------------------------------------------

MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2006                    (In Thousands)

                              Face
State                       Amount   Municipal Bonds                                                                      Value
--------------------------------------------------------------------------------------------------------------------------------
North Carolina - 1.9%      $ 2,710   Charlotte, North Carolina, Airport Revenue Bonds, Series A, 5% due 7/01/2029 (k)  $   2,810
                       ---------------------------------------------------------------------------------------------------------
                             4,750   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
                                     Series D, 6.75% due 1/01/2026                                                         5,218
                       ---------------------------------------------------------------------------------------------------------
                               285   North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 8-A, 6.20%
                                     due 7/01/2016                                                                           295
                       ---------------------------------------------------------------------------------------------------------
                               865   North Carolina, HFA, S/F Revenue Bonds, Series II, 6.20% due 3/01/2016 (e)              891
                       ---------------------------------------------------------------------------------------------------------
                             1,000   North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                     Revenue Bonds (Arbor Acres Community Project), 6.375% due 3/01/2032                   1,047
                       ---------------------------------------------------------------------------------------------------------
                             2,000   North Carolina Medical Care Commission, Health Care Housing Revenue Bonds
                                     (The ARC of North Carolina Projects), Series A, 5.80% due 10/01/2034                  2,058
--------------------------------------------------------------------------------------------------------------------------------
Ohio - 3.6%                  1,410   Cuyahoga County, Ohio, Mortgage Revenue Bonds (West Tech Apartments Project),
                                     AMT, 5.75% due 9/20/2020 (i)                                                          1,478
                       ---------------------------------------------------------------------------------------------------------
                             2,250   Cuyahoga County, Ohio, Mortgage Revenue Bonds (West Tech Apartments Project),
                                     AMT, 5.85% due 9/20/2030 (i)                                                          2,351
                       ---------------------------------------------------------------------------------------------------------
                             5,065   Hamilton County, Ohio, Sewer System Improvement Revenue Bonds (The Metropolitan
                                     Sewer District of Greater Cincinnati), Series B, 5% due 12/01/2028 (k)                5,318
                       ---------------------------------------------------------------------------------------------------------
                             2,175   Lucas County, Ohio, Health Care Facility Revenue Refunding and Improvement Bonds
                                     (Sunset Retirement Communities), Series A, 6.625% due 8/15/2030                       2,327
                       ---------------------------------------------------------------------------------------------------------
                             5,000   Mason, Ohio, City School District, GO (School Improvement), 5% due 12/01/2031 (h)     5,193
                       ---------------------------------------------------------------------------------------------------------
                             2,495   Mason, Ohio, Sewer System Revenue Refunding and Improvement Bonds, 5%
                                     due 12/01/2028 (k)                                                                    2,604
                       ---------------------------------------------------------------------------------------------------------
                               970   Port of Greater Cincinnati Development Authority, Ohio, Special Assessment
                                     Revenue Bonds (Cooperative Public Parking Infrastructure Project), 6.30%
                                     due 2/15/2024                                                                         1,029
                       ---------------------------------------------------------------------------------------------------------
                               750   Toledo-Lucas County, Ohio, Port Authority Revenue Bonds (Saint Mary Woods
                                     Project), Series A, 6% due 5/15/2024                                                    762
                       ---------------------------------------------------------------------------------------------------------
                             2,250   Toledo-Lucas County, Ohio, Port Authority Revenue Bonds (Saint Mary Woods
                                     Project), Series A, 6% due 5/15/2034                                                  2,266
--------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.6%              4,080   Norman, Oklahoma, Regional Hospital Authority, Hospital Revenue Bonds, 5.375%
                                     due 9/01/2036                                                                         4,088
--------------------------------------------------------------------------------------------------------------------------------
Oregon - 1.5%                4,405   Oregon State Department of Administrative Services, COP, Series A, 6%
                                     due 5/01/2010 (a)(l)                                                                  4,880
                       ---------------------------------------------------------------------------------------------------------
                             3,085   Oregon State, GO, Refunding (Veterans Welfare), Series 80A, 5.70% due 10/01/2032      3,093
                       ---------------------------------------------------------------------------------------------------------
                             1,830   Portland, Oregon, Housing Authority, Housing Revenue Bonds (Pine Square and
                                     University Place), Series A, 5.875% due 1/01/2022                                     1,832
--------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 6.9%          2,570   Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding
                                     Bonds, 5.50% due 11/01/2016                                                           2,630
                       ---------------------------------------------------------------------------------------------------------
                             5,000   Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power and Light
                                     Utilities Corporation Project), 4.75% due 2/15/2027 (d)                               5,073
                       ---------------------------------------------------------------------------------------------------------

MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2006                    (In Thousands)

                              Face
State                       Amount   Municipal Bonds                                                                      Value
--------------------------------------------------------------------------------------------------------------------------------
                           $ 5,270   Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                     Bonds (National Gypsum Company), AMT, Series A, 6.25% due 11/01/2027              $   5,617
                       ---------------------------------------------------------------------------------------------------------
                            16,270   Pennsylvania State Higher Educational Facilities Authority, Health Services
                                     Revenue Refunding Bonds (Allegheny Delaware Valley Obligation), Series C, 5.875%
                                     due 11/15/2016 (k)                                                                   16,886
                       ---------------------------------------------------------------------------------------------------------
                             1,265   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%
                                     due 12/01/2017                                                                        1,280
                       ---------------------------------------------------------------------------------------------------------
                             3,650   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development
                                     (Days Inn), Refunding, Series B, 6.50% due 10/01/2027                                 3,771
                       ---------------------------------------------------------------------------------------------------------
                             4,000   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development
                                     (Doubletree), Refunding, Series A, 6.50% due 10/01/2027                               4,133
                       ---------------------------------------------------------------------------------------------------------
                             5,000   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                     Healthcare System), Series B, 7.125% due 12/01/2031                                   5,917
--------------------------------------------------------------------------------------------------------------------------------
Rhode Island -1.1%           4,240   Central Falls, Rhode Island,  Detention Facility Corporation, Detention
                                     Facility, Revenue Refunding Bonds, 7.25% due 7/15/2035                                4,560
                       ---------------------------------------------------------------------------------------------------------
                             1,225   Woonsocket, Rhode Island, GO, 6% due 10/01/2017 (d)                                   1,362
                       ---------------------------------------------------------------------------------------------------------
                             1,195   Woonsocket, Rhode Island, GO, 6% due 10/01/2018 (d)                                   1,326
--------------------------------------------------------------------------------------------------------------------------------
South Carolina - 1.5%        3,898   Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                     Bonds, ROLS, Series II-R-481X-1, 7.366% due 12/01/2028 (b)(o)                         4,428
                       ---------------------------------------------------------------------------------------------------------
                             3,460   Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                     Bonds, ROLS, Series II-R-481X-2, 7.366% due 12/01/2029 (b)(o)                         3,914
                       ---------------------------------------------------------------------------------------------------------
                             1,255   Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                     Bonds, ROLS, Series II-R-481X-3, 7.366% due 12/01/2030 (b)(o)                         1,418
--------------------------------------------------------------------------------------------------------------------------------
Tennessee - 2.3%             4,610   Hardeman County, Tennessee, Correctional Facilities Corporation Revenue Bonds,
                                     7.75% due 8/01/2017                                                                   4,774
                       ---------------------------------------------------------------------------------------------------------
                            10,000   McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling
                                     Facility-Calhoun Newsprint), AMT, 7.40% due 12/01/2022                               10,085
--------------------------------------------------------------------------------------------------------------------------------
Texas - 12.6%                5,000   Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Bonds
                                     (American Airlines Inc. Project), AMT, 7.50% due 12/01/2029                           4,296
                       ---------------------------------------------------------------------------------------------------------
                             5,000   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                     First Tier, Series A, 6.70% due 1/01/2028                                             5,339
                       ---------------------------------------------------------------------------------------------------------
                             5,000   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                     First Tier, Series A, 6.70% due 1/01/2032                                             5,277
                       ---------------------------------------------------------------------------------------------------------
                             1,300   Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue Bonds
                                     (Water at Northern Hills Apartments), Series A, 5.80% due 8/01/2021 (k)               1,335
                       ---------------------------------------------------------------------------------------------------------
                             2,460   Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue Bonds
                                     (Water at Northern Hills Apartments), Series A, 6% due 8/01/2031 (k)                  2,526
                       ---------------------------------------------------------------------------------------------------------

MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2006                    (In Thousands)

                              Face
State                       Amount   Municipal Bonds                                                                      Value
--------------------------------------------------------------------------------------------------------------------------------
                           $ 1,000   Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue Bonds
                                     (Water at Northern Hills Apartments), Series A, 6.05% due 8/01/2036 (k)           $   1,027
                       ---------------------------------------------------------------------------------------------------------
                             6,650   Brazos River Authority, Texas, PCR, Refunding (Utilities Electric Company), AMT,
                                     Series B, 5.05% due 6/01/2030                                                         6,683
                       ---------------------------------------------------------------------------------------------------------
                             3,755   Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.
                                     Project), Series B, 7.75% due 12/01/2018                                              4,106
                       ---------------------------------------------------------------------------------------------------------
                             3,000   Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                     Bonds (Good Shepherd Medical Center Project), 6.875% due 10/01/2020 (m)               3,370
                       ---------------------------------------------------------------------------------------------------------
                             2,000   Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                     Bonds (Good Shepherd Medical Center Project), 6.375% due 10/01/2025 (m)               2,204
                       ---------------------------------------------------------------------------------------------------------
                             5,000   Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal
                                     Facility Revenue Bonds (E. I. du Pont de Nemours and Company Project), AMT,
                                     6.40% due 4/01/2026                                                                   5,118
                       ---------------------------------------------------------------------------------------------------------
                             3,900   Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
                                     Corporation Project), AMT, 7.50% due 5/01/2025                                        4,406
                       ---------------------------------------------------------------------------------------------------------
                             1,600   Houston, Texas, Industrial Development Corporation Revenue Bonds (Air Cargo),
                                     AMT, 6.375% due 1/01/2023                                                             1,680
                       ---------------------------------------------------------------------------------------------------------
                             4,830   Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT,
                                     6.375% due 4/01/2027                                                                  5,067
                       ---------------------------------------------------------------------------------------------------------
                             3,330   Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT,
                                     6.95% due 4/01/2030                                                                   3,719
                       ---------------------------------------------------------------------------------------------------------
                             7,030   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                     (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                     7,615
                       ---------------------------------------------------------------------------------------------------------
                             3,900   Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                     Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25%
                                     due 11/01/2031                                                                        4,109
                       ---------------------------------------------------------------------------------------------------------
                             6,500   Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
                                     1st Tier, Series A, 5.50% due 8/15/2039 (a)                                           7,037
                       ---------------------------------------------------------------------------------------------------------
                             7,020   Tyler, Texas, Waterworks and Sewer Revenue Bonds, 5.70% due 9/01/2010 (d)(l)          7,666
--------------------------------------------------------------------------------------------------------------------------------
Utah - 0.3%                  1,545   Utah State Board of Regents, Revenue Refunding Bonds (University of Utah
                                     Research Facilities), Series A, 5.50% due 4/01/2010 (k)(l)                            1,680
--------------------------------------------------------------------------------------------------------------------------------
Virginia - 2.7%              1,500   James City County, Virginia, EDA, Residential Care Facility, First Mortgage
                                     Revenue Refunding Bonds (Williamsburg Landing, Inc.), Series A, 5.35%
                                     due 9/01/2026                                                                         1,513
                       ---------------------------------------------------------------------------------------------------------
                             2,000   James City County, Virginia, EDA, Residential Care Facility, First Mortgage
                                     Revenue Refunding Bonds (Williamsburg Landing, Inc.), Series A, 5.50%
                                     due 9/01/2034                                                                         2,010
                       ---------------------------------------------------------------------------------------------------------

MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2006                    (In Thousands)

                              Face
State                       Amount   Municipal Bonds                                                                      Value
--------------------------------------------------------------------------------------------------------------------------------
                           $ 6,750   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds,
                                     Senior-Series A, 5.50% due 8/15/2028                                              $   6,942
                       ---------------------------------------------------------------------------------------------------------
                            24,800   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds,
                                     Senior-Series B, 6.67%* due 8/15/2029                                                 6,448
                       ---------------------------------------------------------------------------------------------------------
                             1,000   Winchester, Virginia, IDA, Residential Care Facilities, Revenue Bonds
                                     (Westminster-Canterbury), Series A, 5.20% due 1/01/2027                               1,005
--------------------------------------------------------------------------------------------------------------------------------
Washington - 0.3%              945   Vancouver, Washington, Housing Authority, Housing Revenue Bonds (Teal Pointe
                                     Apartments Project), AMT, 6% due 9/01/2022                                              953
                       ---------------------------------------------------------------------------------------------------------
                             1,250   Vancouver, Washington, Housing Authority, Housing Revenue Bonds (Teal Pointe
                                     Apartments Project), AMT, 6.20% due 9/01/2032                                         1,261
--------------------------------------------------------------------------------------------------------------------------------
West Virginia - 0.2%         1,000   Princeton, West Virginia, Hospital Revenue Refunding Bonds (Community Hospital
                                     Association Inc. Project), 6% due 5/01/2019                                             980
--------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%               695   Milwaukee, Wisconsin, Revenue Bonds (Air Cargo), AMT, 6.50% due 1/01/2025               730
                       ---------------------------------------------------------------------------------------------------------
                             1,000   Wisconsin Health and Educational Facilities Authority, Revenue Refunding Bonds
                                     (Eastcastle Place Inc. Project), 6% due 12/01/2024                                    1,024
                       ---------------------------------------------------------------------------------------------------------
                             1,800   Wisconsin Health and Educational Facilities Authority, Revenue Refunding Bonds
                                     (Eastcastle Place Inc. Project), 6.125% due 12/01/2034                                1,833
                       ---------------------------------------------------------------------------------------------------------
                               700   Wisconsin State, GO, AMT, Series B, 6.20% due 11/01/2026 (k)                            701
--------------------------------------------------------------------------------------------------------------------------------
Wyoming - 0.4%               2,500   Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds,
                                     Series A, 6.20% due 6/01/2024                                                         2,667
--------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 5.8%          15,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                     Revenue Bonds, Trust Receipts, Class R, Series B, 8.433% due 7/01/2035 (k)(o)        18,202
                       ---------------------------------------------------------------------------------------------------------
                             7,500   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                     Revenue Refunding Bonds, Series K, 5% due 7/01/2040                                   7,578
                       ---------------------------------------------------------------------------------------------------------
                             2,500   Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts,
                                     Class R, Series 16 HH, 8.183% due 7/01/2013 (h)(o)                                    3,004
                       ---------------------------------------------------------------------------------------------------------
                             8,700   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue
                                     Bonds, Series E, 5.75% due 2/01/2007 (l)                                              8,915
--------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin                  6,250   Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
Islands - 1.0%                       (Hovensa Refinery), AMT, 6.125% due 7/01/2022                                         6,850
--------------------------------------------------------------------------------------------------------------------------------
                                     Total Municipal Bonds (Cost - $925,423) - 148.8%                                    973,307
--------------------------------------------------------------------------------------------------------------------------------

MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2006                    (In Thousands)

                            Shares
                              Held   Short-Term Securities                                                               Value
--------------------------------------------------------------------------------------------------------------------------------
                            26,100   Merrill Lynch Institutional Tax-Exempt Fund (j)                                   $  26,100
--------------------------------------------------------------------------------------------------------------------------------
                                     Total Short-Term Securities (Cost - $26,100) - 4.0%                                  26,100
--------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments (Cost - $951,523**) - 152.8%                                      999,407

                                     Liabilities in Excess of Other Assets - (0.3%)                                       (1,996)

                                     Preferred Stock, at Redemption Value - (52.5%)                                     (343,169)
                                                                                                                       ---------
                                     Net Assets Applicable to Common Stock - 100.0%                                    $ 654,242
                                                                                                                       =========

* Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
** The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 951,650
                                                                      =========
      Gross unrealized appreciation                                   $  51,908
      Gross unrealized depreciation                                      (4,151)
                                                                      ---------
      Net unrealized appreciation                                     $  47,757
                                                                      =========

(a)   AMBAC Insured.
(b)   Assured Guaranty Insured.
(c)   CIFG Insured.
(d)   FGIC Insured.
(e)   FHA Insured.
(f)   FHLMC Collateralized.
(g)   FNMA Collateralized.
(h)   FSA Insured.
(i)   GNMA Collateralized.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net            Dividend
      Affiliate                                        Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
        Tax-Exempt Fund                                 23,600           $   80
      --------------------------------------------------------------------------

(k)   MBIA Insured.
(l)   Prerefunded.
(m)   Radian Insured.
(n) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(o) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(p)   Tradable Custodial Receipts (TRACERS).
(q)   XL Capital Insured.

MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2006                    (In Thousands)

(r) All or portion of security held as collateral in connection with open financial futures contracts.
o     Financial futures contracts sold as of January 31, 2006 were as follows:

      -------------------------------------------------------------------------------------------------
       Number
         of                                             Expiration            Face          Unrealized
      Contracts               Issue                        Date              Value         Appreciation
      -------------------------------------------------------------------------------------------------
         1,000       10-Year U.S. Treasury Bond         March 2006          $109,201          $763
      -------------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniYield Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniYield Fund, Inc.

Date: March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniYield Fund, Inc.

Date: March 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniYield Fund, Inc.

Date: March 20, 2006